4. CONCESSIONS AND AUTHORIZATIONS (Details 1) R$ in Millions	12 Months Ended
Dec. 31, 2019 BRL (R$)
Irape Enterprise [Member]
Disclosure Of Concession And Amount To Be Paid [line items]
Nominal value in 2019	R$ 33
Present value in 2019	R$ 15
Period of the concession	03/2006 – 02/2035
Updating indexer	IGPM
Queimadao Consortium Enterprise [Member]
Disclosure Of Concession And Amount To Be Paid [line items]
Nominal value in 2019	R$ 8
Present value in 2019	R$ 4
Period of the concession	01/2004 – 12/2032
Updating indexer	IGPM
Salto Morais Small Hydro Plant Enterprise [Member]
Disclosure Of Concession And Amount To Be Paid [line items]
Period of the concession	06/2013 – 07/2020	[1]
Updating indexer	IPCA	[1]
Rio De Pedras Small Hydro Plant Enterprise [Member]
Disclosure Of Concession And Amount To Be Paid [line items]
Period of the concession	06/2013 – 09/2024	[1]
Updating indexer	IPCA	[1]
Various Small Hydro Plants Enterprise [Member]
Disclosure Of Concession And Amount To Be Paid [line items]
Period of the concession	06/2013 – 08/2025	[1],[2]
Updating indexer	IPCA	[1],[2]

[1]	Under Aneel Resolution 467/2011 the power plants with total installed generation capacity of 1 to 50 MW must pay Aneel for five years, starting on the date that the concession contract is signed. The power plants contracts of Salto Morais, Rio de Pedras, Luis Dias, Poco Fundo, Sao Bernardo and Xicao were signed in 06/2013, completing five years in 2018, therefore, they didn't make any payments in 2019.
[2]	SHPs, with installed capacity less than 50 MW: Luiz Dias, Poco Fundo, Sao Bernardo and Xicao.